                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07683

Morgan Stanley Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENT OCTOBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                              VALUE
-----------                                                      ---------------
             COMMON STOCKS (99.7%)
             Advertising/Marketing Services (0.9%)
  173,100    R.H. Donnelley Corp.*                                    9,390,675
                                                                 ---------------

             Aerospace & Defense (3.7%)
  789,300    DRS Technologies, Inc.*                                 28,588,446
  238,500    Moog Inc. (Class A)*                                     8,950,905
                                                                 ---------------
                                                                     37,539,351
                                                                 ---------------
             Agricultural Commodities/Milling (2.0%)
  207,900    Corn Products International, Inc.                       10,228,680
  376,500    Delta & Pine Land Co.                                    9,909,480
                                                                 ---------------
                                                                     20,138,160
                                                                 ---------------
             Air Freight/Couriers (0.8%)
  467,000    Pacer International, Inc.*                               8,289,250
                                                                 ---------------

             Apparel/Footwear Retail (2.1%)
  302,700    New York & Company, Inc.*                                6,265,890
  412,800    Stage Stores, Inc.*                                     14,864,928
                                                                 ---------------
                                                                     21,130,818
                                                                 ---------------
             Auto Parts: O.E.M. (0.4%)
 2,954,000   Tower Automotive, Inc.*                                  4,401,460
                                                                 ---------------

             Biotechnology (0.5%)
  637,100    Diversa Corp.*                                           5,491,802
                                                                 ---------------

             Broadcasting (1.7%)
  519,900    Nexstar Broadcasting Group Inc. (Class A)*               3,790,071
  240,100    Saga Communications, Inc. (Class A)*                     4,038,482
 1,290,600   Sinclair Broadcast Group, Inc. (Class A)                 9,034,200
                                                                 ---------------
                                                                     16,862,753
                                                                 ---------------
             Chemicals: Major Diversified (0.6%)
  428,204    Hercules Inc.*                                           6,114,753
                                                                 ---------------

             Chemicals: Specialty (3.7%)

  328,300    Cytec Industries, Inc.                                  15,269,233
  325,700    OM Group, Inc. *                                        10,744,843
  537,000    Schulman (A.), Inc.                                     10,659,450
                                                                 ---------------
                                                                     36,673,526
                                                                 ---------------
             Commercial Printing/Forms (1.0%)
  238,300    Banta Corp.                                              9,694,044
                                                                 ---------------

             Computer Peripherals (1.3%)
  406,100    Imation Corp.                                           12,698,747
                                                                 ---------------

             Consumer Sundries (1.7%)
  490,100    Central Garden & Pet Co.*                               17,506,372
                                                                 ---------------

             Containers/Packaging (1.0%)
  616,542    Rock-Tenn Co. (Class A)                                  9,587,228
                                                                 ---------------

             Electric Utilities (1.8%)
  773,750    PNM Resources Inc.                                      18,012,900
                                                                 ---------------

             Electrical Products (2.3%)
  370,100    Acuity Brands, Inc.                                      9,818,753
  580,600    Belden CDT Inc.                                         12,906,738
                                                                 ---------------
                                                                     22,725,491
                                                                 ---------------
             Electronic Components (1.1%)
  352,538    EMS Technologies Inc.*                                   5,993,146
  376,400    Methode Electronics, Inc.                                5,055,052
                                                                 ---------------
                                                                     11,048,198
                                                                 ---------------
             Electronic Equipment/Instruments (0.4%)
  164,200    Lipman Electronic Engineering Ltd                        3,911,244
                                                                 ---------------

             Electronics/Appliances (0.9%)
  752,300    Lo-Jack Corp.*                                           8,914,755
                                                                 ---------------

             Finance/Rental/Leasing (0.6%)
  469,200    Collegiate Funding Services*                             5,794,620
                                                                 ---------------

             Financial Conglomerates (1.1%)
  648,800    Conseco Inc.*                                           10,873,888
                                                                 ---------------

             Food: Specialty/Candy (0.9%)
  241,965    Ralcorp Holdings, Inc.*                                  8,892,214
                                                                 ---------------

             Gas Distributors (2.5%)
  472,400    AGL Resources, Inc.                                     14,738,880

  265,100    UGI Corp.                                               10,240,813
                                                                 ---------------
                                                                     24,979,693
                                                                 ---------------
             Hotels/Resorts/Cruiselines (2.1%)
 1,058,600   Intrawest Corp.                                         20,589,770
                                                                 ---------------

             Industrial Machinery (2.5%)
  482,500    CIRCOR International, Inc.                               9,143,375
  595,400    Watts Water Technologies, Inc.                          15,444,676
                                                                 ---------------
                                                                     24,588,051
                                                                 ---------------
             Insurance Brokers/Services (0.9%)
  514,891    CCC Information Services Group, Inc.*                    9,432,803
                                                                 ---------------

             Life/Health Insurance (1.8%)
  418,800    Reinsurance Group of America, Inc.                      18,041,904
                                                                 ---------------

             Medical Specialties (1.1%)
  565,200    KV Pharmaceutical Co. (Class A)*                        11,258,784
                                                                 ---------------

             Medical/Nursing Services (3.0%)
 1,090,300   Apria Healthcare Group, Inc.*                           29,830,608
                                                                 ---------------

             Metal Fabrications (0.6%)
  507,530    General Cable Corp.*                                     6,242,619
                                                                 ---------------

             Miscellaneous Commercial Services (2.7%)
  444,100    Geo Group Inc. (The)*                                    8,886,441
  428,300    MAXIMUS, Inc.*                                          11,641,194
  523,100    Navigant International, Inc.*                            6,507,364
                                                                 ---------------
                                                                     27,034,999
                                                                 ---------------
             Miscellaneous Manufacturing (0.7%)
  204,100    Ametek, Inc.                                             6,718,972
                                                                 ---------------

             Multi-Line Insurance (0.9%)
  492,500    Max Re Capital Ltd. (Bermuda)                            9,293,475
                                                                 ---------------

             Oil & Gas Production (4.0%)
  717,100    Denbury Resources Inc.*                                 17,784,080
  517,700    Remington Oil & Gas Corp.*                              13,170,288
  226,290    St. Mary Land & Exploration Co.                          8,922,615
                                                                 ---------------
                                                                     39,876,983
                                                                 ---------------
             Oilfield Services/Equipment (2.9%)
 1,016,600   Superior Energy Services, Inc.*                         13,103,974
   467,490   Universal Compression Holdings, Inc.*                   16,165,804
                                                                 ---------------
                                                                     29,269,778
                                                                 ---------------

             Other Consumer Services (1.2%)
  635,000    MoneyGram International, Inc.                           11,811,000
                                                                 ---------------

             Other Transportation (2.0%)
 1,226,100   Laidlaw International Inc.*                             20,439,087
                                                                 ---------------

             Packaged Software (1.9%)
  392,750    Hummingbird Ltd. (Canada)*                               8,690,772
 1,222,388   MSC. Software Corp.*                                    10,622,552
                                                                 ---------------
                                                                     19,313,324
                                                                 ---------------
             Pharmaceuticals: Other (0.9%)
  260,900    Icon PLC (Sponsored ADR) (Ireland)*                      8,612,309
                                                                 ---------------

             Precious Metals (0.8%)
  405,100    Apex Silver Mines Ltd.*                                  7,599,676
                                                                 ---------------

             Property - Casualty Insurers (1.9%)
  576,425    Penn Amer Group Inc.                                     8,461,919
  378,600    Platinum Underwriters Holdings Ltd. (Bermuda)           11,074,050
                                                                 ---------------
                                                                     19,535,969
                                                                 ---------------
             Real Estate Development (2.2%)
  346,200    LNR Property Corp.                                      21,651,348
                                                                 ---------------

             Real Estate Investment Trusts (5.8%)
  932,100    Anthracite Capital, Inc.                                10,793,718
  412,700    Capital Automotive REIT                                 13,313,702
  123,200    CarrAmerica Realty Corp.                                 3,970,736
  252,700    Cousins Properties, Inc.                                 9,405,494
  680,000    Falcon Financial Investment Trust                        5,208,800
  260,200    Heritage Property Investment Trust                       7,959,518
  157,500    Parkway Properties, Inc.                                 7,997,850
                                                                 ---------------
                                                                     58,649,818
                                                                 ---------------
             Regional Banks (6.5%)
  82,600     Alabama National BanCorporation                          5,278,140
  302,000    Central Pacific Financial Corp.                          9,226,100
  374,700    Community First Bankshares, Inc.                        12,072,834
  226,477    Independent Bank Corp.- Michigan                         6,153,380
  399,772    Integra Bank Corp.                                       8,763,002
  520,600    Provident Bancorp Inc.                                   6,291,451
  211,700    Provident Bankshares Corp.                               7,352,341
  265,100    R&G Financial Corp. (Class B) (Puerto Rico)              9,973,062
                                                                 ---------------
                                                                     65,110,310
                                                                 ---------------
             Restaurants (2.2%)
 1,023,500   AFC Enterprises, Inc.*                                  22,189,480
                                                                 ---------------

             Savings Banks (3.1%)
  617,546    First Niagara Financial Group, Inc.                      8,608,591
  171,400    MAF Bancorp, Inc.                                        7,347,918
  214,304    MB Financial, Inc.                                       9,159,353
  150,780    PFF Bancorp, Inc.                                        5,948,271
                                                                 ---------------
                                                                     31,064,133
                                                                 ---------------
             Specialty Insurance (3.6%)
  246,900    NYMAGIC, Inc.                                            5,012,070
  476,086    Proassurance Corp.*                                     16,991,509
  264,100    Triad Guaranty, Inc.*                                   14,396,091
                                                                 ---------------
                                                                     36,399,670
                                                                 ---------------
             Steel (1.1%)
  334,400    Reliance Steel & Aluminum Co.                           11,476,608
                                                                 ---------------

             Telecommunication Equipment (0.4%)
  191,300    ADTRAN, Inc.                                             4,132,080
                                                                 ---------------

             Textiles (1.2%)
  416,500    Albany International Corp. (Class A)                    12,503,330
                                                                 ---------------

             Tools/Hardware (0.7%)
  97,800     Briggs & Stratton Corp.                                  7,023,018
                                                                 ---------------

             Trucking (1.5%)
  450,500    Overnite Corp.                                          14,578,180
                                                                 ---------------

             Trucks/Construction/Farm Machinery (2.0%)
  529,490    Terex Corp.*                                            20,120,620
                                                                 ---------------

             Wholesale Distributors (4.5%)
  213,300    Imagistics International Inc.*                           7,341,786
  484,900    School Specialty, Inc.*                                 19,842,108
  799,900    TBC Corp.*                                              17,781,777
                                                                 ---------------
                                                                     44,965,671
                                                                 ---------------
             TOTAL COMMON STOCKS
               (Cost $806,612,157)                                1,000,026,319
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                            VALUE
------------                                                     ---------------
             SHORT-TERM INVESTMENTS (0.5%)
             REPURCHASE AGREEMENT
   4,676     Joint repurchase agreement account                       4,676,000
                                                                 ---------------
             1.84% due 11/01/04 (dated 10/29/04;
             proceeds $4,676,717) (a)
             (Cost $4,676,000)

             TOTAL INVESTMENTS
               (Cost $811,288,157)                     100.2%     1,004,702,319
             LIABILITIES IN EXCESS OF OTHER ASSETS      (0.2)        (2,132,888)
                                                   -----------   ---------------
             NET ASSETS                                100.0%    $1,002,569,431
                                                   ===========   ===============

ADR       American Depository Receipt.
 *        Non-income producing security.
(a)       Collateralized by federal agency and U.S. Treasury obligations.
(b)       The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $222,633,917 and the aggregate gross unrealized depreciation is $29,219,755, resulting in net unrealized depreciation of $193,414,162.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Special Value
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 14, 2004

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Special Value
     Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 14, 2004

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                        5